Debt ($2.75 Billion Unsecured Bridge Credit Facility) (Details) ($2.75 Billion Unsecured Bridge Credit Facility [Member], USD $)	12 Months Ended
Dec. 31, 2013
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity	$ 2,750,000,000
Credit facility, term	364 days
Credit facility, amount outstanding	$ 0
Increase to spread over reference rate	0.25%
Interest Rate Option 2(y) [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	0.50%
Interest Rate Option 2(z) [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	1.00%
From Initial Funding To 89 Days After Initial Funding [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	1.75%
Stated interest rate	0.75%
90 Days After Initial Funding To 179 Days After Initial Funding [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	2.25%
Stated interest rate	1.25%
180 Days After Initial Funding To 269 Days After Initial Funding [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	2.625%
Stated interest rate	1.625%
270 Days After Initial Funding To Maturity Date [Member]
Line of Credit Facility [Line Items]
Spread over reference rate	3.125%
Stated interest rate	2.125%
90th Day Following Initial Funding [Member]
Line of Credit Facility [Line Items]
Duration fees, percent of aggregate principal amount	0.50%
180th Day Following Initial Funding [Member]
Line of Credit Facility [Line Items]
Duration fees, percent of aggregate principal amount	0.75%
270th Day Following Initial Funding [Member]
Line of Credit Facility [Line Items]
Duration fees, percent of aggregate principal amount	1.25%